UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999

Check her if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kunath Karren Rinne & Atkin, Inc.
Address:	1000 Second Avenue, Suite 4000
		Seattle, WA  98104-1054

13 F File Number:   28-2275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of the form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Pamela L. Klute
Title:		Client Relations
Phone:		206-621-7400

Signature, Place, and Date of Signing:

Pamela L. Klute	Seattle, Washington		August 11, 1999


Report Type (Check only one.):

[ X ]		13F 	HOLDINGS REPORT.

[   ] 		13F NOTICE.

[   ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		58

Form 13F Information Table Value Total:		$55,153,445





List of Other Included Managers:

No.	13F File Number		Name





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                                                       Kunath Karren Rinne & Atkin, Inc.
                                                                    FORM 13F
                                                                 June 30, 1999

                           Title                                             Investment Discretion       Voting Authority
                            of                                               ---------------------     -----------------------
        Security           Class    CUSIP      Market Value      Quantity     Sole Share Otr  Mngrs   Sole   Share     None
-------------------------  -----  ---------  ----------------  -------------  ---- ----- ---  -----  ------  ------  ---------

COMMON STOCK
------------
ACXIOM CORP                COM    005125109           309,724         12,420    x                    12,420
ALBERTSON'S                COM    013104104         1,170,469         22,700    x                    22,700
AMERICAN EXPRESS           COM    025816109         1,418,362         10,900    x                    10,900
ANHEUSER BUSCH             COM    035229103         1,143,867         16,125    x                    16,125
AT&T CORP                  COM    001957109         1,434,102         25,695    x                    25,695
BAXTER INT'L INC           COM    071813109         1,254,937         20,700    x                    20,700
BIOMET INC.                COM    090613100         1,037,475         26,100    x                    26,100
CARNIVAL CORP              COM    143658102         1,513,200         31,200    x                    31,200
CELL THERAPEUTICS          COM    150934107           151,087         61,200    x                    61,200
CENTURY TEL ENTERPRISES I  COM    156686107         1,211,381         30,475    x                    30,475
CHASE MANHATTAN CORP       COM    16161a108         1,295,337         14,975    x                    14,975
COMAIR HOLDINGS            COM    199789108           464,119         22,300    x                    22,300
COORS ADOLPH CO            COM    217016104           254,925          5,150    x                     5,150
DANA CORP                  COM    235811106         1,326,600         28,800    x                    28,800
DANAHER CORP DEL           COM    235851102         1,232,250         21,200    x                    21,200
E.W.BLANCH                 COM    093210102           368,212          5,400    x                     5,400
ECI TELECOM.               COM    268258100           408,206         12,300    x                    12,300
EMERITUS CORP              COM    291005106           237,506         23,900    x                    23,900
FAMILY DOLLAR STORES       COM    307000109           686,400         28,600    x                    28,600
FEDERAL NATL MTG           COM    313586109           786,581         11,525    x                    11,525
GENERAL ELEC CO            COM    369604103           519,800          4,600    x                     4,600
GENERAL MOTORS             COM    370442105         1,113,420         16,870    x                    16,870
GM CLASS H                 CLASS  370442501         1,369,802         24,325    x                    24,325
HARLEY DAVIDSON            COM    412822108         1,337,625         24,600    x                    24,600
HOUSEHOLD INT'L            COM    441815107         1,191,481         25,150    x                    25,150
ILLINOIS TOOL WKS          COM    452308109         1,522,594         18,625    x                    18,625
INTEL CORP                 COM    458140100           755,650         12,700    x                    12,700
INTIMATE BRANDS            COM    461156101         1,255,437         26,500    x                    26,500
JEFFERSON PILOT            COM    475070108           562,594          8,500    x                     8,500
JOHNSON CTLS INC           COM    478366107         1,212,969         17,500    x                    17,500
LABOR READY                COM    505401208           484,250         14,900    x                    14,900
LEXMARK INT'L GRP CL A     COM    529771107         1,355,850         20,700    x                    20,700
MACDERMID INC.             COM    554273102           567,300         12,200    x                    12,200
MAYTAG                     COM    578592107           656,237          9,400    x                     9,400
MBNA CORP                  COM    55262L100         1,470,766         48,025    x                    48,025
MC DONALD'S                COM    580135101         1,369,462         33,300    x                    33,300
MCGRAW-HILL                COM    580645109           811,759         15,050    x                    15,050
MERCK & CO INC COM         COM    589331107           736,250         10,000    x                    10,000
MICROSOFT CORP             COM    594918104           281,836          3,125    x                     3,125
MOTOROLA, INC.             COM    620076109         1,460,097         15,410    x                    15,410
NEXTEL COMMUNICATIONS, IN  COM    65332v103         1,613,528         32,150    x                    32,150
OUTBACK STEAKHOUSE         COM    689899102           405,508         10,315    x                    10,315
REGIS CORP                 COM    758932107           388,067         20,225    x                    20,225
ROYAL DUTCH PETE           COM    780257804         1,445,699         23,995    x                    23,995
S&P DEPOSITORY RECEIPTS    COM    78462f103           793,915          5,795    x                     5,795
SBC COMMUNIC.              COM    78387g103         1,395,480         24,060    x                    24,060
SCHERING PLOUGH CORP COM   COM    806605101           267,750          5,100    x                     5,100
SHAW INDUSTRIES            COM    820286102           711,550         40,660    x                    40,660
SLM HOLDING CORP           COM    78442a109           387,116          8,450    x                     8,450
SOUTHWEST AIR              COM    844741108           784,350         25,200    x                    25,200
SUN MICROSYS.              COM    866810104         1,329,287         19,300    x                    19,300
TANDY CORP.                COM    875382103         1,744,837         35,700    x                    35,700
TJX CORP                   COM    872540109         1,587,341         47,650    x                    47,650
TYCO INT'L.                COM    902124106         1,692,235         17,860    x                    17,860
UNITED RENTALS             COM    911363109           457,250         15,500    x                    15,500
VISIO CORP                 COM    927914101           337,614          8,870    x                     8,870
VULCAN MATERIALS           COM    929160109           612,775         12,700    x                    12,700
WEYERHAEUSER CO            COM    962166104         1,459,219         21,225    x                    21,225
                                             ----------------
 GRAND TOTAL		                           55,153,445

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